Oct. 28, 2019
Cohen & Steers Global Realty Majors ETF

ALPS ETF TRUST

Cohen & Steers Global Realty Majors ETF (NYSE ARCA: GRI)
(the "Fund")

Supplement dated October 28, 2019 to the Summary Prospectus and Prospectus for the Fund, each dated March 31, 2019

IMPORTANT NOTICE REGARDING
A CHANGE IN INVESTMENT POLICY AND UNDERLYING INDEX

All changes noted in this supplement to the Fund's Summary Prospectus and Prospectus will be effective prior to commencement of trading on January 2, 2020 (the "Effective Date").

The Fund's name will change to "ALPS REIT Sector Dividend Dogs ETF." Therefore, all references to Cohen & Steers Global Realty Majors ETF in the Summary Prospectus and Prospectus are hereby deleted and replaced with references to ALPS REIT Sector Dividend Dogs ETF as of the Effective Date.

In addition, the Fund's underlying index will change to the S-Network® REIT Dividend Dogs Index (ticker symbol RDOGX) as of the Effective Date. Therefore, all references to the Cohen & Steers Global Realty Majors Index (ticker symbol GRM) in the Summary Prospectus and Prospectus are hereby deleted and replaced with references to the S-Network REIT Dividend Dogs Index (ticker symbol RDOGX) as of the Effective Date.

As of the Effective Date, the Fund's ticker symbol will change from GRI to RDOG. Therefore, all references to GRI are hereby deleted and replaced with references to RDOG as of the Effective Date.

The information under the section titled "Investment Objective" in the Fund's Summary Prospectus and Prospectus will be replaced in its entirety with the following:

The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the performance of an index called the S-Network REIT Dividend Dogs Index (ticker symbol RDOGX) (the "Underlying Index").

The "Annual Fund Operating Expenses" table in the section titled "Fees and Expenses of the Fund" in the Fund's Summary Prospectus will be deleted in its entirety and replaced with the following:

Management Fees	0.55%
Other Expenses	0.00%
Fee Waiver and Expense Reimbursement(1)	-0.20%
Total Annual Fund Operating Expenses	0.35%

(1)	The Adviser has contractually agreed, through January 2, 2021, to waive fees or reimburse expenses that exceed 0.35% of the Fund's average daily net assets, excluding any acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business. This fee waiver may only be terminated by the Fund's Board of Trustees (and not by the Adviser) prior to such date.

The information under the header "Example" in the Fund's Summary Prospectus will be deleted in its entirety replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the fee waiver and expense reimbursement is in place for the first year, that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

	One Year	Three Years	Five Years	Ten Years
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	$36	$156	$287	$670

The information under the section titled "Principal Investment Strategies" in the Fund's Summary Prospectus will be deleted in its entirety and replaced with the following:

ALPS Advisors, Inc. (the "Adviser") will seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Underlying Index. The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying real estate investment trusts ("REITs") (i.e. "Dividend Dogs") in the S-Network US Composite REIT Index, a universe of mainly REITs listed in the United States (the "S-Net U.S. REIT"), on a segment-by-segment basis. "Dividend Dogs" refers to the five REITs in each of the nine segments that make up the S-Net U.S. REIT which offer the highest dividend yields.

The Fund will normally invest at least 90% of its total assets in common stocks and other equity securities (which may include REITs, American depositary receipts ("ADRs"), American depositary shares ("ADSs") and global depositary receipts ("GDRs")) that comprise the Underlying Index.

The Underlying Index generally consists of 45 REITs on each annual reconstitution date, which is the third Friday of December each year. The Underlying Index's REITs must be constituents of the S-Net U.S. REIT universe, which includes a universe of mainly REITs listed in the United States. The selection criteria for the universe also includes requirements for segment inclusion, primary exchange listing, minimum market capitalization, share price, average daily trading volume and other factors.

Individual securities to be included in the Underlying Index are selected based on a ranking system within each segment that selects the top five REITs in the segment by indicated dividend yield as of the last trading day of November that have funds from operations per share greater than their trailing-12-month dividends per share. Indicated dividend yield is computed based on the last regular cash dividend paid by the company multiplied by the payment frequency, divided by the share price. (Special dividends are not included). The eligible REITs that are selected for inclusion in the Underlying Index's portfolio are equally weighted.

The Underlying Index was developed by S-Network® Global Indexes, Inc. (the "Index Provider"), and its publication began in October 2019. The Index Provider serves as calculation agent. Underlying Index values are distributed to the public via the Chicago Mercantile Exchange throughout the day, between the hours of 9:30 a.m. and 4:30 p.m. Eastern time the following day, at 15 second intervals under the symbol "RDOGX."

The following information will be added to the section titled "Principal Investment Risks" in the Fund's Summary Prospectus:

Geographic Concentration Risk. To the extent the Underlying Index and the Fund are significantly comprised of securities of issuers from a single country, the Fund would be more likely to be impacted by events or conditions affecting that country.

High Dividend Yield Style Risk. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.

Underlying Segment Risk. The Fund will be exposed to the additional risks associated with its investments in companies of each segment of the Underlying Index.

All references to "Foreign Investment Risk" and "Emerging Markets Risk" in the Fund's Summary Prospectus and Prospectus will be deleted in their entirety.